Note 6 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 289,815	$ 259,971
Accumulated depreciation	191,713	174,547
Net	98,102	85,424
Land [Member]
Cost	2,521	2,521
Accumulated depreciation
Net	2,521	2,521
Building [Member]
Cost	10,581	10,456
Accumulated depreciation	4,952	4,701
Net	5,629	5,755
Vehicles [Member]
Cost	67,441	60,227
Accumulated depreciation	40,821	37,934
Net	26,620	22,293
Furniture and Fixtures [Member]
Cost	74,052	64,003
Accumulated depreciation	49,275	44,565
Net	24,777	19,438
Computer Equipment [Member]
Cost	100,743	93,007
Accumulated depreciation	76,108	69,309
Net	24,635	23,698
Leasehold Improvements [Member]
Cost	34,477	29,757
Accumulated depreciation	20,557	18,038
Net	$ 13,920	$ 11,719